UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Luxor Capital Group, LP

Address:   1114 Avenue of the Americas, 29th Floor
           New York, New York 10036


Form 13F File Number: 028-11212


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Norris Nissim
Title:  General Counsel
Phone:  (212) 763-8000

Signature,  Place,  and  Date  of  Signing:

/s/ Norris Nissim                  New York, New York                 11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              40

Form 13F Information Table Value Total:  $    2,445,647
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALLIANCE ONE INTL INC         NOTE 5.500% 7/1 018772AQ6      273  8,450,000 PRN      SOLE                 8,450,000      -    -
AMC NETWORKS INC.             CL A            00164V103  288,690  6,633,510 SH       SOLE                 6,633,510      -    -
AMERICAN CAPITAL              COM             02503Y103  197,966 17,457,360 SH       SOLE                17,457,360      -    -
AMERICAN INTL GROUP INC       COM NEW         026874784    3,935    120,000 SH       SOLE                   120,000      -    -
AMERICAN REALTY CAPITAL TRUST COM             02917L101   91,997  7,842,896 SH       SOLE                 7,842,896      -    -
BROOKFIELD ASSET MANAGEMENT   CL A LTD VT SH  112585104   67,155  1,945,960 SH       SOLE                 1,945,960      -    -
CARDERO RES CORP              COM             14140U105    5,435  7,635,744 SH       SOLE                 7,635,744      -    -
CLOROX                        COM             189054109   36,025    500,000 SH  CALL SOLE                   500,000      -    -
CYTEC INDUSTRIES INC          COM             232820100   14,206    216,814 SH       SOLE                   216,814      -    -
DECKERS OUTDOOR CORP          COM             243537107   95,936  2,618,351 SH       SOLE                 2,618,351      -    -
E TRADE FINANCIAL CORP        COM NEW         269246401    1,320    150,000 SH  CALL SOLE                   150,000      -    -
E TRADE FINANCIAL CORP        NOTE 8/3        269246AZ7    2,363 26,854,000 PRN      SOLE                26,854,000      -    -
EXPRESS SCRIPTS INC           COM             30219G108  146,400  2,336,041 SH       SOLE                 2,336,041      -    -
FACEBOOK                      CL A            30303M102   17,867    835,898 SH       SOLE                   835,898      -    -
ISHARES SILVER TRUST          ISHARES         46428Q109    1,065     31,800 SH  CALL SOLE                    31,800      -    -
ISHARES TRUST                 DJ HOME CONSTN  464288752    19350  1,000,000 SH  PUT  SOLE                 1,000,000      -    -
ISHARES TRUST                 RUSSELL 2000    464287655  166,920  2,000,000 SH  CALL SOLE                 2,000,000      -    -
JOURNAL COMMUNICATIONS INC    CL A            481130102   10,944  2,104,543 SH       SOLE                 2,104,543      -    -
LAMAR ADVERTISING CO          CL A            512815101    7,551    203,758 SH       SOLE                   203,758      -    -
MADISON SQUARE GARDEN INC     CL A            55826P100  236,844  5,881,404 SH       SOLE                 5,881,404      -    -
MELCO PBL ENTERTAINMENT LTD   ADR             585464100  152,055 11,280,069 SH       SOLE                11,280,069      -    -
NEWS CORP                     CL B            65248E203   47,335  1,908,666 SH       SOLE                 1,908,666      -    -
NORDION INC                   COM             65563C105   42,164  6,251,153 SH       SOLE                 6,251,153      -    -
PRICELINE.COM                 COM NEW         741503403    2,227      3,600 SH       SOLE                     3,600      -    -
RACKSPACE                     COM             750086100   33,045    500,000 SH       SOLE                   500,000      -    -
SEARCHMEDIA HOLDINGS LTD      SHS             G8005Y106    2,091  1,306,632 SH       SOLE                 1,306,632      -    -
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308   71,650  2,000,000 SH  CALL SOLE                 2,000,000      -    -
SELECT SECTOR SPDR TR         SBI MATERIALS   81369Y100   36,800  1,000,000 SH  CALL SOLE                 1,000,000      -    -
SERVICENOW INC                COM             81762P102   14,717    380,474 SH       SOLE                   380,474      -    -
SPDR GOLD TRUST               GOLD SHS        78463V107    3,111     18,100 SH  CALL SOLE                    18,100      -    -
SPDR GOLD TRUST               GOLD SHS        78463V107      555      3,228 SH       SOLE                     3,228      -    -
SPDR S&P 500 ETF TR           TR UNIT         78462F103   59,992    416,817 SH       SOLE                   416,817      -    -
TEEKAY CORPORATION            COM             Y8564W103   60,849  1,950,300 SH       SOLE                 1,950,300      -    -
TERNIUM SA                    SPON ADR        880890108   23,587  1,202,184 SH       SOLE                 1,202,184      -    -
TIM HORTONS INC               COM             88706M103  214,228  4,117,400 SH       SOLE                 4,117,400      -    -
TIME WARNER CABLE, INC.       COM             887317303    7,605     80,000 SH  PUT  SOLE                    80,000      -    -
TRIP ADVISOR                  COM             896945201  212,008  6,438,130 SH       SOLE                 6,438,130      -    -
TRIP ADVISOR                  COM             896945201    1,996     60,600 SH  CALL SOLE                    60,600      -    -
XEROX CORP                    CALL            984121103   12,028  1,638,700 SH  CALL SOLE                 1,638,700      -    -
ZYNGA INC                     CL A            98986T108   35,362 12,451,429 SH       SOLE                12,451,429      -    -
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